Financial Instruments - Summary of Income from Financial Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Income, expense, gains or losses of financial instruments [abstract]
Interest income on financial assets carried at amortized cost	$ 107	$ 135	$ 161
Interest income on financial assets fair valued through other comprehensive income	119	86	55
Dividend income on investments carried at fair value through profit or loss			1
Gain / (loss) on investments carried at fair value through profit or loss	18	24	10
Gain / (loss) on investments carried at fair value through other comprehensive income			11
Income from financial assets	$ 244	$ 245	$ 238